Supplemental Guarantor Information - Consolidated Statement of Financial Position (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Current assets:
Cash and cash equivalents	$ 18,767	$ 956	$ 10,476	$ 534	$ 15,989	$ 12,958
Accounts receivable, net	17,576	895	15,005
Inventories	11,364	579	10,744
Recoverable taxes	5,172	263	4,373
Other current assets and financial assets	2,778		4,855
Total current assets	55,657	2,834	45,453
Non-current assets:
Investments in associates and joint ventures	12,540	639	22,357
Property, plant and equipment, net	75,827	3,861	65,288		50,532
Intangible assets, net	124,243	6,326	123,964		90,754
Deferred tax assets	8,012	408	5,981
Other non-current assets and financial assets	9,398		22,194
Total non-current assets	230,020	11,712	233,803
Total assets	285,677	14,546	279,256		210,249
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	12,171		3,572
Interest payable	487	25	520
Suppliers	19,956	1,016	21,489
Other current financial liabilities	22,980
Other current liabilities			14,807
Total current liabilities	55,594	2,831	39,868
Non-current liabilities:
Bank loans and notes payable	71,189	3,625	85,857
Other non-current financial liabilities	18,184		24,298
Total non-current liabilities	89,373	4,550	110,155
Total liabilities	144,967	7,381	150,023		101,514
Equity:
Equity attributable to equity holders of the parent	122,569	6,241	122,137
Non-controlling interest in consolidated subsidiaries	18,141	924	7,096		3,986	4,401
Total equity	140,710	7,165	129,233		108,735	110,118
Total liabilities and equity	285,677	$ 14,546	279,256
Coca-Cola FEMSA [member]
Current assets:
Cash and cash equivalents	7,017		1,106		10,991	7,282
Accounts receivable, net	27,420		33,733
Recoverable taxes	54		42
Other current assets and financial assets	1		617
Total current assets	34,492		35,498
Non-current assets:
Investments in associates and joint ventures	140,799		137,304
Intangible assets, net	28,863		28,863
Deferred tax assets	2,277
Other non-current assets and financial assets	929		7,240
Total non-current assets	172,868		173,407
Total assets	207,360		208,905
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	8,774		468
Interest payable	434
Suppliers	11		29
Other current financial liabilities	12,090
Other current liabilities			10,320
Total current liabilities	21,309		10,817
Non-current liabilities:
Bank loans and notes payable	63,277		75,913
Other non-current financial liabilities	205		38
Total non-current liabilities	63,482		75,951
Total liabilities	84,791		86,768
Equity:
Equity attributable to equity holders of the parent	122,569		122,137
Total equity	122,569		122,137
Total liabilities and equity	207,360		208,905
Wholly-Owned guarantors subsidiaries [member]
Current assets:
Cash and cash equivalents	926		1,119		810	755
Accounts receivable, net	7,417		6,243
Inventories	2,529		3,880
Recoverable taxes	427		654
Other current assets and financial assets	299		1,799
Total current assets	11,598		13,695
Non-current assets:
Investments in associates and joint ventures	92,691		74,332
Property, plant and equipment, net	17,819		18,815
Intangible assets, net	37,366		38,313
Deferred tax assets	1,649
Other non-current assets and financial assets	8,653		10,560
Total non-current assets	158,178		142,020
Total assets	169,776		155,715
Current liabilities:
Suppliers	2,847		4,644
Other current financial liabilities	55,860
Other current liabilities			57,359
Total current liabilities	58,707		62,003
Non-current liabilities:
Other non-current financial liabilities	594		633
Total non-current liabilities	594		633
Total liabilities	59,301		62,636
Equity:
Equity attributable to equity holders of the parent	110,475		93,079
Total equity	110,475		93,079
Total liabilities and equity	169,776		155,715
Combined non-guarantor subsidiaries [member]
Current assets:
Cash and cash equivalents	10,824		8,251		$ 4,188	$ 4,921
Accounts receivable, net	56,643		49,535
Inventories	8,835		6,864
Recoverable taxes	4,691		3,677
Other current assets and financial assets	2,478		2,439
Total current assets	83,471		70,766
Non-current assets:
Investments in associates and joint ventures	5,527		15,760
Property, plant and equipment, net	58,008		46,473
Intangible assets, net	58,014		56,788
Deferred tax assets	4,086
Other non-current assets and financial assets	9,411		14,905
Total non-current assets	135,046		133,926
Total assets	218,517		204,692
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	3,397		3,104
Interest payable	53
Suppliers	17,098		16,816
Other current financial liabilities	28,934
Other current liabilities			21,634
Total current liabilities	49,482		41,554
Non-current liabilities:
Bank loans and notes payable	7,912		9,944
Other non-current financial liabilities	26,980		34,138
Total non-current liabilities	34,892		44,082
Total liabilities	84,374		85,636
Equity:
Equity attributable to equity holders of the parent	116,002		111,960
Non-controlling interest in consolidated subsidiaries	18,141		7,096
Total equity	134,143		119,056
Total liabilities and equity	218,517		204,692
Eliminations [member]
Current assets:
Accounts receivable, net	(73,904)		(74,506)
Total current assets	(73,904)		(74,506)
Non-current assets:
Investments in associates and joint ventures	(226,477)		(205,039)
Other non-current assets and financial assets	(9,595)		(10,511)
Total non-current assets	(236,072)		(215,550)
Total assets	(309,976)		(290,056)
Current liabilities:
Other current financial liabilities	(73,904)
Other current liabilities			(74,506)
Total current liabilities	(73,904)		(74,506)
Non-current liabilities:
Other non-current financial liabilities	(9,595)
Total non-current liabilities	(9,595)
Total liabilities	(83,499)
Equity:
Equity attributable to equity holders of the parent	(226,477)
Total equity	(226,477)
Total liabilities and equity	$ (309,976)		$ (290,056)